Cover	Oct. 15, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 15, 2024
Current Fiscal Year End Date	--12-31
Entity File Number	001-42365
Entity Registrant Name	CAMP4 THERAPEUTICS CORPORATION
Entity Central Index Key	0001736730
Entity Tax Identification Number	81-1152476
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	One Kendall Square
Entity Address, Address Line Two	Building 1400 West, 3rd Floor
Entity Address, City or Town	Cambridge
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02139
City Area Code	617
Local Phone Number	651-8867
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	CAMP
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false